Inventories	9 Months Ended
Sep. 30, 2012
Inventories
Inventories

9              Inventories

	September 30, 2012	December 31, 2011
	(unaudited)
Products
Nickel (co-products and by-products)	1,655	1,771
Iron ore and pellets	1,289	1,137
Manganese and ferroalloys	94	240
Fertilizer	370	387
Copper concentrate	85	72
Coal	297	277
Others	47	91
Spare parts and maintenance supplies	1,307	1,276
	5,144	5,251

On September 30, 2012 the inventory includes provision for adjustment to market value for manganese in the amount of US$ 9.